Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	9 Months Ended
	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 6 months 10 days
Options outstanding (in shares)	6,721,503	4,279,283	4,108,006
Options Exercisable (in shares)	2,790,017
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	4 years
Options outstanding (in shares)	5,453,045
Options Exercisable (in shares)	1,521,559
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	9 months 10 days
Options outstanding (in shares)	402,864
Options Exercisable (in shares)	402,864
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 5 months 26 days
Options outstanding (in shares)	797,429
Options Exercisable (in shares)	797,429
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	10 months 24 days
Options outstanding (in shares)	68,165
Options Exercisable (in shares)	68,165
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 1.67
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	38.52
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	100.80
Bottom of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	135.00
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	27.24
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	99.60
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	133.80
Top of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 163.56